DERIVATIVE LIABILITIES	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Instruments and Hedging Activities Disclosure [Text Block]
NOTE 9 — DERIVATIVE LIABILITIES

Each of the warrants issued in connection with our August 2015, May 2016 and July 2016 underwritten offerings and the February 2016 Series B Preferred Stock Offering have been accounted for as derivative liabilities, as each of the warrants contain a net cash settlement provision whereby, upon certain fundamental events, the holders could put the warrants back to the Company for cash.

The following are the key assumptions used in connection with the valuation of the warrants exercisable into common stock on June 30, 2017:

Number of shares underlying the warrants on June 30, 2017	977,751
Fair market value of stock	$1.63
Exercise price	$2.00 to 2,400.00
Volatility	169% to 184%
Risk-free interest rate	1.24% to 1.89%
Expected dividend yield	—
Warrant life (years)	1.3 to 4.1

Level 3 liabilities are valued using unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the liabilities. For fair value measurements categorized within Level 3 of the fair value hierarchy, the Company’s accounting and finance department, who report to the Chief Financial Officer, determine its valuation policies and procedures. The development and determination of the unobservable inputs for Level 3 fair value measurements and fair value calculations are the responsibility of the Company’s accounting and finance department and are approved by the Chief Financial Officer.

Level 3 Valuation Techniques:

Level 3 financial liabilities consist of the derivative liabilities for which there is no current market for these securities such that the determination of fair value requires significant judgment or estimation. Changes in fair value measurements categorized within Level 3 of the fair value hierarchy are analyzed each period based on changes in estimates or assumptions and recorded as appropriate. The Company deems financial instruments which do not have fixed settlement provisions to be derivative instruments. In accordance with ASC Topic 480, Distinguishing Liabilities from Equity, the fair value of these warrants is classified as a liability on the Company’s Condensed Consolidated Balance Sheets because, according to the terms of the warrants, a fundamental transaction could give rise to an obligation of the Company to pay cash to its warrant holders. Such instruments do not have fixed settlement provisions and have also been recorded as derivative liabilities. Corresponding changes in the fair value of the derivative liabilities are recognized in earnings on the Company’s Condensed Consolidated Statements of Operations in each subsequent period.

The Company’s derivative liabilities are carried at fair value and are classified as Level 3 in the fair value hierarchy due to the use of significant unobservable inputs. In order to calculate fair value, the Company uses a binomial model style simulation, as the value of certain features of the warrant derivative liabilities would not be captured by the standard Black-Scholes model.

The following table sets forth a summary of the changes in the fair value of our Level 3 financial liabilities that are measured at fair value on a recurring basis:

	Three Months Ended		Six Months Ended
	June 30,		June 30,
	2017	2016	2017	2016
Beginning balance	$1,400,000	$938,000	$1,183,000	$1,284,000
Recognition of warrant liabilities on issuance dates	—	826,000	—	1,057,000
Reclassification to stockholders’ equity upon exercise	—	(2,315,000)	—	(2,379,000)
Change in fair value of derivative liabilities	(27,000)	1,773,000	190,000	1,260,000
Ending balance	$1,373,000	$1,222,000	$1,373,000	$1,222,000

12 — DERIVATIVE LIABILITIES

Each of the warrants issued in connection with the August 2015 underwritten offering, the February 2016 Series B Preferred Stock Offering, May 2016 Financing and July 2016 Financing have been accounted for as derivative liabilities as each of the warrants contain a net cash settlement provision whereby, upon certain fundamental events, the holders could put the warrants back to the Company for cash.

The following are the key assumptions that were used in connection with the valuation of the warrants exercisable into common stock as of December 31, 2016 and 2015:

	Years Ended
	December 31,
	2016	2015

Number of shares underlying the warrants	977,751	154,543
Fair market value of stock	$1.35	$27.60
Exercise price	$2.00 to 2,400	$90 to $2,400
Volatility	173% to 201%	116% to 140%
Risk-free interest rate	1.20% to 1.93%	0.48% to 1.2%
Expected dividend yield	—	—
Warrant life (years)	1.8 to 4.55	2.8 to 4.88

Level 3 liabilities are valued using unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the liabilities. For fair value measurements categorized within Level 3 of the fair value hierarchy, the Company’s accounting and finance department, who report to the Chief Financial Officer, determine its valuation policies and procedures. The development and determination of the unobservable inputs for Level 3 fair value measurements and fair value calculations are the responsibility of the Company’s accounting and finance department and are approved by the Chief Financial Officer.

Level 3 Valuation Techniques:

Level 3 financial liabilities consist of the derivative liabilities for which there is no current market for these securities such that the determination of fair value requires significant judgment or estimation. Changes in fair value measurements categorized within Level 3 of the fair value hierarchy are analyzed each period based on changes in estimates or assumptions and recorded as appropriate. The Company deems financial instruments which do not have fixed settlement provisions to be derivative instruments. In accordance with GAAP the fair value of these warrants is classified as a liability on the Company’s consolidated balance sheets because, according to the terms of the warrants, a fundamental transaction could give rise to an obligation of the Company to pay cash to its warrant holders. Such instruments do not have fixed settlement provisions and have also been recorded as derivative liabilities. Corresponding changes in the fair value of the derivative liabilities are recognized in earnings on the Company’s consolidated statements of operations in each subsequent period.

The Company’s derivative liabilities are carried at fair value and were classified as Level 3 in the fair value hierarchy due to the use of significant unobservable inputs. In order to calculate fair value, the Company uses a binomial model style simulation, as the value of certain features of the warrant derivative liabilities would not be captured by the standard Black-Scholes model.

The following table sets forth a summary of the changes in the fair value of our Level 3 financial liabilities that are measured at fair value on a recurring basis:

	Years Ended
	December 31,
	2016	2015

Beginning balance	$1,284,000	$270,000
Recognition of conversion feature liability	—	769,000
Recognition of warrant liability on issuance dates	4,823,000	7,268,000
Reclassification to stockholders’ equity upon exercise	(2,379,000)	(4,464,000)
Change in fair value of derivative liabilities	(2,545,000)	(2,559,000)
Ending balance	$1,183,000	$1,284,000